FINANCIAL (EXPENSES) INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial expenses:
Interest, bank charges and fees	$ (211)	$ (165)	$ (67)
Exchange differences, net	(66)		(89)
Total financial expenses	$ (277)	$ (165)	$ (156)
Financial income:
Exchange differences, net		32
Total financial income		32
Total financial expenses, net	$ (277)	$ (133)	$ (156)